INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Inventories [Table Text Block]
	December 31,	December 31,
	2013	2012
Raw materials	$2,973,152	$3,584,355
Work in Process	390,128	240,693
Finished goods	4,514,190	4,292,975
Installations in process	7,778,253	8,679,650
	$15,655,723	$16,797,673